Restatement - Schedule of Consolidated Statements of Operations and Comprehensive Loss (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Condensed Income Statements, Captions [Line Items]
Net revenue
Cost of revenues
Gross profit
Operating expenses:
General and administrative expenses	(23,588,541)	(10,041,684)	(9,041,982)
Selling expenses	(1,557,360)
Research and development expenses	(15,900,139)	(724,700)	(1,860,923)
Total operating expenses	(41,046,040)	(10,766,384)	(10,902,905)
Loss from operations	(41,046,040)	(10,766,384)	(10,902,905)
Other loss:
Other income (expenses), net	266,775	(318,392)	(413,217)
Interest expenses, net	(36,767)	(1,980,044)	(1,333,629)
Financial expenses	(4,216,187)
Loss of impairment on investments	(2,959,443)
Changes in fair value of warrant liabilities	(238,137)
Investment loss	(12,767)
Total other loss	(7,196,526)	(2,298,436)	(1,746,846)
Loss before income tax provision	(48,242,566)	(13,064,820)	(12,649,751)
Income tax provision	(9)
Net loss	(48,242,575)	(13,064,820)	(12,649,751)
Less: Net loss contributed to noncontrolling interests from continuing operations	(537,923)	(675,869)	(737,560)
Net loss attributable to shareholders	(47,704,652)	(12,388,951)	(11,912,191)
Other comprehensive loss
Foreign currency translation gain/(loss)	7,635,437	(5,076,180)	(12,947,493)
Total comprehensive loss	$ (40,607,138)	$ (18,141,000)	$ (25,597,244)
Loss per ordinary share attributable to shareholders
Basic (in Dollars per share)	$ (0.19)	$ (0.05)	$ (0.05)
Diluted (in Dollars per share)	$ (0.19)	$ (0.05)	$ (0.05)
Weighted average number of ordinary shares outstanding
Basic (in Shares)	245,883,447	240,029,717	240,029,717
Diluted (in Shares)	245,883,447	240,029,717	240,029,717
As previously reported [Member]
Condensed Income Statements, Captions [Line Items]
Net revenue
Cost of revenues
Gross profit
Operating expenses:
General and administrative expenses	(23,056,792)
Selling expenses	(1,557,360)
Research and development expenses	(15,831,686)
Total operating expenses	(40,445,838)
Loss from operations	(40,445,838)
Other loss:
Other income (expenses), net	(164,195)
Interest expenses, net	(36,767)
Financial expenses	(353,173)
Loss of impairment on investments
Changes in fair value of warrant liabilities	(238,137)
Investment loss	(12,767)
Total other loss	(805,039)
Loss before income tax provision	(41,250,877)
Income tax provision	(9)
Net loss	(41,250,886)
Less: Net loss contributed to noncontrolling interests from continuing operations	(531,554)
Net loss attributable to shareholders	(40,719,332)
Other comprehensive loss
Foreign currency translation gain/(loss)	7,536,284
Total comprehensive loss	$ (33,714,602)
Loss per ordinary share attributable to shareholders
Basic (in Dollars per share)	$ (0.17)
Diluted (in Dollars per share)	$ (0.17)
Weighted average number of ordinary shares outstanding
Basic (in Shares)	245,883,447
Diluted (in Shares)	245,883,447
Restatement adjustments [Member]
Condensed Income Statements, Captions [Line Items]
Net revenue
Cost of revenues
Gross profit
Operating expenses:
General and administrative expenses	(531,749)
Selling expenses
Research and development expenses	(68,453)
Total operating expenses	(600,202)
Loss from operations	(600,202)
Other loss:
Other income (expenses), net	430,970
Interest expenses, net
Financial expenses	(3,863,014)
Loss of impairment on investments	(2,959,443)
Changes in fair value of warrant liabilities
Investment loss
Total other loss	(6,391,487)
Loss before income tax provision	(6,991,689)
Net loss	(6,991,689)
Less: Net loss contributed to noncontrolling interests from continuing operations	(6,369)
Net loss attributable to shareholders	(6,985,320)
Other comprehensive loss
Foreign currency translation gain/(loss)	99,153
Total comprehensive loss	$ (6,892,536)
Loss per ordinary share attributable to shareholders
Basic (in Dollars per share)	$ (0.02)
Diluted (in Dollars per share)	$ (0.02)
Weighted average number of ordinary shares outstanding
Basic (in Shares)
Diluted (in Shares)